INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Provisional decrease to deferred tax assets and liabilities		$ 6,200,000
Fedral [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL")	$ 36,900,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL")	$ 10,600,000
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Federal Statutory Rate	35.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Federal Statutory Rate	21.00%